Other information about investments - Parent company (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Parent
Share capital	€ 4,005,000,000	€ 4,005,000,000
ENI SpA
Parent
Share capital	€ 4,005,358,876	€ 4,005,358,876
ENI SpA
Parent
Registered office	Rome
Country of operation	Italy
Share capital	€ 4,005,358,876
ENI SpA | Cassa Depositi ePrestiti SpA [Member]
Parent
Percentage of interest held in reporting entity	25.76%
ENI SpA | Ministero dell Economia e delle Finanze [Member]
Parent
Percentage of interest held in reporting entity	4.34%
ENI SpA | ENI SpA
Parent
Percentage of interest held in reporting entity	1.70%
ENI SpA | Other Shareholders [Member]
Parent
Percentage of interest held in reporting entity	68.20%